Stock-Based Compensation Nonvested Shares and Other (Details) (Common Shares, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2005 and 2013 Long-Term Incentive Plans | Restricted Stock Units
Stock based compensation, Nonvested shares rollforward, number of shares
Nonvested stock units, begin of period - Number of shares	1,170,000
Granted number of shares	370,000
Vested number of shares	(274,000)
Forfeited number of shares	(124,000)
Nonvested stock units, end of period - Number of shares	1,142,000	1,170,000
Stock based compensation, Nonvested shares weighted average grant date fair value
Nonvested stock units - begin of period weighted average grant date fair value	$ 36.46
Granted weighted average grant date fair value	$ 41.24	$ 32.06	$ 34.09
Vested weighted average grant date fair value	$ 41.92
Forfeited weighted average grant date fair value	$ 34.38
Nonvested stock units - end of period weighted average grant date fair value	$ 35.60	$ 36.46
Fair value of vested stock units	$ 11.1	$ 8.8	$ 8.9
2005 and 2013 Long-Term Incentive Plans | Deferred Compensation Stock Units
Stock based compensation, Nonvested shares weighted average grant date fair value
Granted weighted average grant date fair value		$ 31.50	$ 36.34
Fair value of vested stock units		$ 0.1	$ 0.1
Non-Employee Directors' Plan
Shares issued and granted under stock compensation plans
Shares issued	14,200	13,000	7,600